Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Apr. 30, 2025	Oct. 31, 2024
Schedule of Property, Plant and Equipment, Net [Line Items]
Property and equipment, Gross	$ 276,426	$ 225,147
Less: accumulated depreciation	(155,641)	(106,022)
Property and equipment, net	120,785	119,125
Office equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property and equipment, Gross	79,637	21,541
Electronic Equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property and equipment, Gross	66,288	42,170
Machinery [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property and equipment, Gross	86,286	97,852
Vehicle [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property and equipment, Gross	44,215	44,689
Leasehold improvement [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property and equipment, Gross		$ 18,895